Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Balance, period start	$ 3,235,883
- Impairment loss	0	$ 0
- Depreciation for the year	(168,277)	(164,055)	$ (138,429)
Balance, period end	2,962,224	3,235,883
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	4,250,798	3,508,701
- Acquisition of vessels, vessel upgrades and other vessel costs	25,801	1,048,220
- Other fixed assets	302	404
- Vessel sales	(278,990)	(304,727)
- Impairment loss		(1,800)
- Depreciation for the year	0	0
Balance, period end	3,997,911	4,250,798	3,508,701
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	(1,042,441)	(968,958)
- Acquisition of vessels, vessel upgrades and other vessel costs	(0)	(0)
- Other fixed assets	(0)	(0)
- Vessel sales	87,754	90,572
- Impairment loss		0
- Depreciation for the year	(168,277)	(164,055)
Balance, period end	(1,122,964)	(1,042,441)	(968,958)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	3,208,357	2,539,743
- Acquisition of vessels, vessel upgrades and other vessel costs	25,801	1,048,220
- Other fixed assets	302	404
- Vessel sales	(191,236)	(214,155)
- Impairment loss		(1,800)
- Depreciation for the year	(168,277)	(164,055)
Balance, period end	$ 2,874,947	$ 3,208,357	$ 2,539,743